Cover	Sep. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2021
Entity File Number	333-192060
Entity Registrant Name	Fortium Holdings Corp.
Entity Central Index Key	0001589361
Entity Tax Identification Number	45-3797537
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	609 W/ Dickson St.
Entity Address, Address Line Two	Suite 102 G
Entity Address, City or Town	Fayetteville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72701
City Area Code	(800) 203-5610
Local Phone Number	203-5610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Banner Energy Services Corp.